Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by SEC rules, we are providing the following information about the relationship between executive “compensation actually paid” (calculated in accordance with such rules) and certain performance of the Company. The following table sets forth information regarding compensation for our Principal Executive Officer (PEO) and average compensation for our other NEOs (the Non-PEO Named Executive Officers) versus our Company performance for the past five years.

				AVERAGE	AVERAGE	VALUE OF INITIAL FIXED $100
				SUMMARY	COMPENSATION	INVESTMENT BASED ON:
				COMPENSATION	ACTUALLY		PEER
				TABLE TOTAL	PAID TO		GROUP
		SUMMARY	COMPENSATION	FOR NON-PEO	NON-PEO	TOTAL	TOTAL	NET	ADJUSTED
		COMPENSATION	ACTUALLY	NAMED	NAMED	SHARE-	SHARE-	INCOME	EBITDA (4)
		TABLE TOTAL	PAID TO PEO	EXECUTIVE	EXECUTIVE	HOLDER	HOLDER	($ IS IN	($ IS IN
YEAR		FOR PEO	(1)	OFFICERS (2)	OFFICERS(2)	RETURN	RETURN (3)	MILLIONS)	MILLIONS)
2025		14,104,067	20,520,165	4,872,290	6,811,096	156.83	220.77	642	1,842
2024		16,452,108	12,081,365	3,560,945	2,521,885	116.33	203.27	582	1,977
2023	(5)	11,563,739	5,299,241	4,005,741	2,684,364	133.73	175.69	45	2,236
2022		11,055,991	6,582,240	2,906,394	1,397,507	158.85	168.26	1,146	2,607
2021		12,290,931	34,457,910	3,480,607	7,504,335	169.84	188.51	1,419	3,305

(1)	Mr. Spring (2024-2025 PEO) and Mr. Gennette (2021-2023 PEO) were the only executive officers included as a PEO for each fiscal year covered in the table.

Amounts deducted from the Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2025 include $311,392 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $9,007,868 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Summary Compensation Table Compensation Total for PEO to calculate Compensation Actually Paid to PEO include $15,492,503 for year-end fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, ($283,645) for change in fair value (from prior year-end to year-end) for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $305,878 for change in fair value (from prior year-end to vesting date) of RSU, PRSU and option awards that vested during the year, $0 for fair value of PRSU awards that failed to meet vesting conditions in the year and $220,623 for dividend equivalents.

(2)	The Named Executive Officers included in the calculation of Average Summary Compensation Table Total for Non-PEO Named Executive Officers were for 2025 – Messrs. Bron, Edwards and Mitchell and Mses. Kirgan and Preston.

Amounts (as averages) deducted from the Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Compensation Actually Paid to Non-PEO Named Executive Officers for 2025 include $0 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $1,962,077 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Average Summary Compensation Table Compensation Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2025 include $3,490,372 for year-end fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, $337,188 for change in fair value (from prior year-end to year-end) for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $13,286 for change in fair value (from prior year-end to vesting date) of RSU, PRSU and option awards that vested during the year, $0 for fair value of PRSU awards that failed to meet vesting conditions in the year and $60,037 for dividend equivalents.

Fair value at the relevant times of PRSU awards subject to achievement of performance conditions is based on the Company’s estimate of the probable outcome of units being earned. Assumptions used to estimate fair value of stock and option awards are the same as those disclosed as of the date of grant of the award.

(3)	The peer group is the S&P Retail Select Industry Index.
(4)

We chose Adjusted EBITDA as our Company selected measure for evaluating Pay versus Performance because it is a key metric in our Annual Incentive Plan and Long-term Incentive Plan. See “Non-GAAP Metrics” in “Compensation Discussion and Analysis” for definition of Adjusted EBITDA.

(5)

The amounts for the PEO and impacted NEOs for 2023 reflect repayment of erroneously awarded compensation under the Company’s Compensation Clawback Policy as a result of revisions to correct an error to previously issued financial statements. See “Recovery of Erroneously Awarded Compensation.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Spring (2024-2025 PEO) and Mr. Gennette (2021-2023 PEO) were the only executive officers included as a PEO for each fiscal year covered in the table.
(2)	The Named Executive Officers included in the calculation of Average Summary Compensation Table Total for Non-PEO Named Executive Officers were for 2025 – Messrs. Bron, Edwards and Mitchell and Mses. Kirgan and Preston.

Peer Group Issuers, Footnote
(3)	The peer group is the S&P Retail Select Industry Index.

PEO Total Compensation Amount	$ 14,104,067	$ 16,452,108	$ 11,563,739	$ 11,055,991	$ 12,290,931
PEO Actually Paid Compensation Amount	$ 20,520,165	12,081,365	5,299,241	6,582,240	34,457,910
Adjustment To PEO Compensation, Footnote

Amounts deducted from the Summary Compensation Table Total for PEO to calculate Compensation Actually Paid to PEO for 2025 include $311,392 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $9,007,868 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Summary Compensation Table Compensation Total for PEO to calculate Compensation Actually Paid to PEO include $15,492,503 for year-end fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, ($283,645) for change in fair value (from prior year-end to year-end) for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $305,878 for change in fair value (from prior year-end to vesting date) of RSU, PRSU and option awards that vested during the year, $0 for fair value of PRSU awards that failed to meet vesting conditions in the year and $220,623 for dividend equivalents.

Non-PEO NEO Average Total Compensation Amount	$ 4,872,290	3,560,945	4,005,741	2,906,394	3,480,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,811,096	2,521,885	2,684,364	1,397,507	7,504,335
Adjustment to Non-PEO NEO Compensation Footnote

Amounts (as averages) deducted from the Summary Compensation Table Total for Non-PEO Named Executive Officers to calculate Compensation Actually Paid to Non-PEO Named Executive Officers for 2025 include $0 reflecting aggregate change in actuarial present value of benefit under defined benefit and actuarial pension plans, $1,962,077 for value of stock awards and $0 for value of option awards.

Amounts added to (or subtracted from) Average Summary Compensation Table Compensation Total for Non-PEO Named Executive Officers to calculate Average Compensation Actually Paid to Non-PEO Named Executive Officers for 2025 include $3,490,372 for year-end fair value of RSU, PRSU and option awards granted in the year that remain outstanding and unvested at end of year, $337,188 for change in fair value (from prior year-end to year-end) for RSU, PRSU and option awards granted in prior years that were outstanding and unvested at end of year, $13,286 for change in fair value (from prior year-end to vesting date) of RSU, PRSU and option awards that vested during the year, $0 for fair value of PRSU awards that failed to meet vesting conditions in the year and $60,037 for dividend equivalents.

Fair value at the relevant times of PRSU awards subject to achievement of performance conditions is based on the Company’s estimate of the probable outcome of units being earned. Assumptions used to estimate fair value of stock and option awards are the same as those disclosed as of the date of grant of the award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures

The most important financial performance measures used to link compensation actually paid to the Company’s NEOs with the Company’s performance for 2025 are as follows:

●	Adjusted EBITDA
●	Total revenue
●	Relative total shareholder return

Total Shareholder Return Amount	$ 156.83	116.33	133.73	158.85	169.84
Peer Group Total Shareholder Return Amount	220.77	203.27	175.69	168.26	188.51
Net Income (Loss)	$ 642,000,000	$ 582,000,000	$ 45,000,000	$ 1,146,000,000	$ 1,419,000,000
Company Selected Measure Amount	1,842,000,000	1,977,000,000	2,236,000,000	2,607,000,000	3,305,000,000
PEO Name	Mr. Spring
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)

We chose Adjusted EBITDA as our Company selected measure for evaluating Pay versus Performance because it is a key metric in our Annual Incentive Plan and Long-term Incentive Plan. See “Non-GAAP Metrics” in “Compensation Discussion and Analysis” for definition of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (311,392)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,492,503
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,645)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,878
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,623
PEO | Change in value of stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,007,868)
PEO | Change in value of option awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,490,372
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,188
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,286
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,037
Non-PEO NEO | Change in value of stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,962,077)
Non-PEO NEO | Change in value of option awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0